Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Maturities of Long Term Debt
The combined aggregate amounts of maturities and sinking fund requirements for each of the five years are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Less than 1 year	13,154	3,538	498
Between 1 and 2 years	1,538	8,538	1,203
Between 2 and 3 years	1,538	770	108
Between 3 and 4 years	770	—	—

	17,000	12,846	1,809